Revision (Details) - Schedule of Previously Reported Consolidated Financial Statements - USD ($)	Sep. 30, 2023	Mar. 31, 2023
As previously reported [Member]
Schedule of Previously Reported Consolidated Financial Statements [Line Items]
Retained earnings	$ 10,628,306	$ 10,214,692
Total shareholders’ equity	10,700,648	10,919,013
Adjustment [Member]
Schedule of Previously Reported Consolidated Financial Statements [Line Items]
Retained earnings	(427,746)	(427,746)
Total shareholders’ equity	(427,746)	(427,746)
As revised [Member]
Schedule of Previously Reported Consolidated Financial Statements [Line Items]
Retained earnings	10,200,500	9,786,946
Total shareholders’ equity	$ 10,272,902	$ 10,491,267